N-6	May 25, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	May 25, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

FUND APPENDIX

FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund's past performance is not necessarily an indication of future performance.

Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1	0.30%	-13.19%	5.59%	8.37%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 1(1)	0.41%	-24.54%	7.33%	10.43%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 1	0.28%	-16.28%	8.09%	11.82%
International Equity	American Funds Insurance Series® New World Fund® - Class 1(1)	0.57%	-21.86%	2.58%	4.53%
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited(1)	0.73%	-15.86%	3.50%	5.06%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - ClearBridge Investments, LLC	0.83%	-25.31%	5.22%	9.22%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Allocation	DFA VA Global Moderate Allocation Portfolio - Institutional Class(1)	0.28%	-10.96%	4.47%	—
International Equity	DFA VA International Small Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.40%	-17.64%	0.52%	6.02%
International Equity	DFA VA International Value Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.28%	-3.46%	1.48%	4.49%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Taxable Bond	DFA VA Short-Term Fixed Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.12%	-1.16%	0.70%	0.58%
U.S. Equity	DFA VA U.S. Large Value Portfolio - Institutional Class	0.21%	-4.88%	5.67%	10.71%
U.S. Equity	DFA VA U.S. Targeted Value Portfolio - Institutional Class	0.29%	-4.21%	7.48%	11.05%
Taxable Bond	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	-12.45%	2.02%	—
Allocation	Fidelity® VIP Balanced Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.47%	-17.94%	7.21%	8.91%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	-38.15%	13.09%	15.09%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.40%	-12.96%	0.64%	1.53%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.61%	-14.74%	5.95%	9.96%
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class(1)	0.42%	-14.03%	0.06%	—
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class(1)	0.84%	-9.99%	8.51%	10.02%
International Equity	Invesco® V.I. Global Fund - Series I	0.81%	-31.77%	2.85%	7.86%
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series I(1)	0.71%	-10.70%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series I(1)	0.70%	—	—	—
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series I(1)	0.70%	—	—	—
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series I(1)	0.71%	-9.53%	—	—
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.54%	1.26%	0.91%	0.50%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Sector Equity	Janus Henderson VIT Global Technology and Innovation Portfolio - Institutional Shares	0.72%	-36.95%	10.57%	15.63%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.89%	-12.80%	1.13%	1.01%
Taxable Bond	PIMCO VIT Real Return Portfolio - Institutional Class	0.62%	-11.77%	2.11%	1.05%
Taxable Bond	PIMCO VIT Total Return Portfolio - Institutional Class	0.52%	-14.17%	-0.03%	1.07%
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA - Putnam Investments Limited	0.66%	-22.72%	10.76%	13.76%
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	-18.12%	9.39%	12.43%
Allocation	TOPS® Aggressive Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	-15.74%	5.12%	8.22%
Allocation	TOPS® Conservative ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.33%	-8.60%	2.71%	3.19%
Allocation	TOPS® Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.30%	-14.55%	4.57%	7.06%
Allocation	TOPS® Moderate Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.30%	-12.66%	4.03%	5.81%
Allocation	Vanguard® VIF Balanced Portfolio	0.21%	-14.30%	5.96%	8.41%
U.S. Equity	Vanguard® VIF Capital Growth Portfolio	0.34%	-15.48%	8.57%	13.75%
Allocation	Vanguard® VIF Conservative Allocation Portfolio	0.13%	-14.90%	2.52%	4.52%
U.S. Equity	Vanguard® VIF Equity Income Portfolio	0.30%	-0.66%	8.51%	11.58%
U.S. Equity	Vanguard® VIF Equity Index Portfolio	0.14%	-18.23%	9.27%	12.40%
U.S. Equity	Vanguard® VIF Growth Portfolio	0.34%	-33.37%	8.55%	12.49%
International Equity	Vanguard® VIF International Portfolio	0.41%	-30.12%	4.45%	7.58%
U.S. Equity	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	-18.82%	7.18%	10.95%
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	-26.30%	3.69%	6.36%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	-13.21%	-0.10%	0.92%
U.S. Equity	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	-19.59%	8.55%	11.92%

(1)  These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.

Portfolio Companies [Table Text Block]
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1	0.30%	-13.19%	5.59%	8.37%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 1(1)	0.41%	-24.54%	7.33%	10.43%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 1	0.28%	-16.28%	8.09%	11.82%
International Equity	American Funds Insurance Series® New World Fund® - Class 1(1)	0.57%	-21.86%	2.58%	4.53%
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited(1)	0.73%	-15.86%	3.50%	5.06%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - ClearBridge Investments, LLC	0.83%	-25.31%	5.22%	9.22%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Allocation	DFA VA Global Moderate Allocation Portfolio - Institutional Class(1)	0.28%	-10.96%	4.47%	—
International Equity	DFA VA International Small Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.40%	-17.64%	0.52%	6.02%
International Equity	DFA VA International Value Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.28%	-3.46%	1.48%	4.49%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Taxable Bond	DFA VA Short-Term Fixed Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.12%	-1.16%	0.70%	0.58%
U.S. Equity	DFA VA U.S. Large Value Portfolio - Institutional Class	0.21%	-4.88%	5.67%	10.71%
U.S. Equity	DFA VA U.S. Targeted Value Portfolio - Institutional Class	0.29%	-4.21%	7.48%	11.05%
Taxable Bond	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	-12.45%	2.02%	—
Allocation	Fidelity® VIP Balanced Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.47%	-17.94%	7.21%	8.91%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	-38.15%	13.09%	15.09%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.40%	-12.96%	0.64%	1.53%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.61%	-14.74%	5.95%	9.96%
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class(1)	0.42%	-14.03%	0.06%	—
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class(1)	0.84%	-9.99%	8.51%	10.02%
International Equity	Invesco® V.I. Global Fund - Series I	0.81%	-31.77%	2.85%	7.86%
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series I(1)	0.71%	-10.70%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series I(1)	0.70%	—	—	—
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series I(1)	0.70%	—	—	—
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series I(1)	0.71%	-9.53%	—	—
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.54%	1.26%	0.91%	0.50%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Sector Equity	Janus Henderson VIT Global Technology and Innovation Portfolio - Institutional Shares	0.72%	-36.95%	10.57%	15.63%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.89%	-12.80%	1.13%	1.01%
Taxable Bond	PIMCO VIT Real Return Portfolio - Institutional Class	0.62%	-11.77%	2.11%	1.05%
Taxable Bond	PIMCO VIT Total Return Portfolio - Institutional Class	0.52%	-14.17%	-0.03%	1.07%
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA - Putnam Investments Limited	0.66%	-22.72%	10.76%	13.76%
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	-18.12%	9.39%	12.43%
Allocation	TOPS® Aggressive Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	-15.74%	5.12%	8.22%
Allocation	TOPS® Conservative ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.33%	-8.60%	2.71%	3.19%
Allocation	TOPS® Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.30%	-14.55%	4.57%	7.06%
Allocation	TOPS® Moderate Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.30%	-12.66%	4.03%	5.81%
Allocation	Vanguard® VIF Balanced Portfolio	0.21%	-14.30%	5.96%	8.41%
U.S. Equity	Vanguard® VIF Capital Growth Portfolio	0.34%	-15.48%	8.57%	13.75%
Allocation	Vanguard® VIF Conservative Allocation Portfolio	0.13%	-14.90%	2.52%	4.52%
U.S. Equity	Vanguard® VIF Equity Income Portfolio	0.30%	-0.66%	8.51%	11.58%
U.S. Equity	Vanguard® VIF Equity Index Portfolio	0.14%	-18.23%	9.27%	12.40%
U.S. Equity	Vanguard® VIF Growth Portfolio	0.34%	-33.37%	8.55%	12.49%
International Equity	Vanguard® VIF International Portfolio	0.41%	-30.12%	4.45%	7.58%
U.S. Equity	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	-18.82%	7.18%	10.95%
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	-26.30%	3.69%	6.36%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	-13.21%	-0.10%	0.92%
U.S. Equity	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	-19.59%	8.55%	11.92%

(1)  These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Temporary Fee Reductions, Current Expenses [Text Block]	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.
American Funds Insurance Series® Asset Allocation Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 1
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(13.19%)
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	8.37%
American Funds Insurance Series® Global Growth Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund - Class 1	[1]
Current Expenses [Percent]	0.41%	[1]
Average Annual Total Returns, 1 Year [Percent]	(24.54%)	[1]
Average Annual Total Returns, 5 Years [Percent]	7.33%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.43%	[1]
American Funds Insurance Series® Growth-Income Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 1
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(16.28%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.82%
American Funds Insurance Series® New World Fund® - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 1	[1]
Current Expenses [Percent]	0.57%	[1]
Average Annual Total Returns, 1 Year [Percent]	(21.86%)	[1]
Average Annual Total Returns, 5 Years [Percent]	2.58%	[1]
Average Annual Total Returns, 10 Years [Percent]	4.53%	[1]
BlackRock Global Allocation V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class I	[1]
Portfolio Company Adviser [Text Block]	BlackRock (Singapore) Limited	[1]
Current Expenses [Percent]	0.73%	[1]
Average Annual Total Returns, 1 Year [Percent]	(15.86%)	[1]
Average Annual Total Returns, 5 Years [Percent]	3.50%	[1]
Average Annual Total Returns, 10 Years [Percent]	5.06%	[1]
ClearBridge Variable Mid Cap Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.31%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.22%
ClearBridge Variable Small Cap Growth Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
DFA VA Global Moderate Allocation Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA Global Moderate Allocation Portfolio - Institutional Class	[1]
Current Expenses [Percent]	0.28%	[1]
Average Annual Total Returns, 1 Year [Percent]	(10.96%)	[1]
Average Annual Total Returns, 5 Years [Percent]	4.47%	[1]
DFA VA International Small Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
DFA VA International Value Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
DFA VA Short-Term Fixed Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA Short-Term Fixed Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(1.16%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
DFA VA U.S. Large Value Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA U.S. Large Value Portfolio - Institutional Class
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
DFA VA U.S. Targeted Value Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA U.S. Targeted Value Portfolio - Institutional Class
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
DFA VIT Inflation-Protected Securities Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	2.02%
Fidelity® VIP Balanced Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(17.94%)
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Fidelity® VIP Growth Opportunities Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(38.15%)
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	15.09%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Fidelity® VIP Mid Cap Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Goldman Sachs VIT Core Fixed Income Fund - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class	[1]
Current Expenses [Percent]	0.42%	[1]
Average Annual Total Returns, 1 Year [Percent]	(14.03%)	[1]
Average Annual Total Returns, 5 Years [Percent]	0.06%	[1]
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	[1]
Current Expenses [Percent]	0.84%	[1]
Average Annual Total Returns, 1 Year [Percent]	(9.99%)	[1]
Average Annual Total Returns, 5 Years [Percent]	8.51%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.02%	[1]
Invesco® V.I. Global Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Fund - Series I
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(31.77%)
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Invesco® V.I. S&P 500 Buffer December Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer December Fund - Series I	[1]
Current Expenses [Percent]	0.71%	[1]
Average Annual Total Returns, 1 Year [Percent]	(10.70%)	[1]
Invesco® V.I. S&P 500 Buffer June Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer June Fund - Series I	[1]
Current Expenses [Percent]	0.70%	[1]
Invesco® V.I. S&P 500 Buffer March Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer March Fund - Series I	[1]
Current Expenses [Percent]	0.70%	[1]
Invesco® V.I. S&P 500 Buffer September Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer September Fund - Series I	[1]
Current Expenses [Percent]	0.71%	[1]
Average Annual Total Returns, 1 Year [Percent]	(9.53%)	[1]
Invesco® V.I. U.S. Government Money Portfolio - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. U.S. Government Money Portfolio - Series I
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	1.26%
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	0.50%
Janus Henderson VIT Global Technology and Innovation Portfolio - Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Technology and Innovation Portfolio - Institutional Shares
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(36.95%)
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	15.63%
Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.13%
Average Annual Total Returns, 10 Years [Percent]	1.01%
PIMCO VIT Real Return Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Institutional Class
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	1.05%
PIMCO VIT Total Return Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Institutional Class
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
Putnam VT Sustainable Leaders Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(22.72%)
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	13.76%
Schwab® S&P 500 Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Schwab® S&P 500 Index Portfolio
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	(18.12%)
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	12.43%
TOPS® Aggressive Growth ETF Portfolio - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(15.74%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.22%
TOPS® Conservative ETF Portfolio - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.19%
TOPS® Growth ETF Portfolio - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(14.55%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.06%
TOPS® Moderate Growth ETF Portfolio - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	5.81%
Vanguard® VIF Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Balanced Portfolio
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Vanguard® VIF Capital Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Capital Growth Portfolio
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
Vanguard® VIF Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Vanguard® VIF Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Income Portfolio
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Vanguard® VIF Equity Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Index Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Vanguard® VIF Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Growth Portfolio
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(33.37%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Vanguard® VIF International Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF International Portfolio
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Vanguard® VIF Mid-Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index Portfolio
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Vanguard® VIF Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Vanguard® VIF Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Vanguard® VIF Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%

[1]	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.